Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Earnings Per Share Basic and Diluted
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021

Numerator:

Net loss	$(22,493)	$(14,774)	$(44,385)	$(23,601)
Dividends on Series D convertible preferred stock	(2,908)	(1,115)	(5,785)	(1,115)
Redemption value of Series D convertible preferred stock	(1,455)	(55,877)	(2,893)	(55,877)

Net loss attributable to common stockholders—basic and diluted	$(26,856)	$(71,766)	$(53,063)	$(80,593)
Denominator:
Weighted-average common stock outstanding	1,471,296	1,157,870	1,466,462	1,157,869

Net loss per share attributable to common stockholders—basic and diluted	$(18.25)	$(61.98)	$(36.18)	$(69.60)

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company:

	Years Ended December 31,
	2021	2020
Numerator:
Net loss	$(61,348)	$(25,646)
Dividends on Series D convertible preferred stock	(6,660)	—
Redemption value of Series D convertible preferred stock	(58,649)	—

Net loss attributable to common stockholders—basic and diluted	$(126,657)	$(25,646)
Denominator:
Weighted-average common stock outstanding	1,197,489	1,155,319

Net loss per share attributable to common stockholders—basic and diluted	$(105.77)	$(22.20)

Summary of Anti Dilutive Securities Excluded from Computation of Earnings Per Share	The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	As of June 30,
	2022	2021
Series A-1 convertible preferred stock (as converted to common stock)	4,000,000	4,000,000
Series A-2 convertible preferred stock (as converted to common stock)	4,427,072	4,427,072
Series B convertible preferred stock (as converted to common stock)	7,341,485	7,341,485
Series C convertible preferred stock (as converted to common stock)	8,016,645	8,016,645
Series D convertible preferred stock (as converted to common stock)	21,795,525	19,778,730
Warrants to purchase common stock	226,196	226,196
Stock options to purchase common stock	8,376,175	5,912,116

Total	54,183,098	49,702,244

The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	Years Ended December 31,
	2021	2020
Series A-1 convertible preferred stock (as converted to common stock)	4,000,000	4,000,000
Series A-2 convertible preferred stock (as converted to common stock)	4,427,072	4,427,072
Series B convertible preferred stock (as converted to common stock)	7,341,485	7,341,485
Series C convertible preferred stock (as converted to common stock)	8,016,645	8,016,645
Series D convertible preferred stock (as converted to common stock)	20,765,787	—
Warrants to purchase common stock	226,196	77,672
Stock options to purchase common stock	7,529,063	6,020,392

Total	52,306,248	29,883,266